Employee Benefit Plans - Estimated Future Benefit Payments for Pension and Postretirement Plans (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Pension Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	$ 509
2017	209
2018	38
2019	362
2020	410
2021 and thereafter	1,381
Other Postretirement Benefit Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	18
2017	20
2018	22
2019	24
2020	27
2021 and thereafter	$ 170